Employee benefits (Details) - Schedule of defined benefit plan expense recognized in profit or loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of defined benefit plan expense recognized in profit or loss [Abstract]
Salaries	SFr 1,865,633	SFr 1,260,359	SFr 1,832,382
Pension costs	165,801	156,843	130,792
Other social benefits	275,258	116,290	217,448
Share based payments costs	1,223,696	351,401	226,601
Other personnel expenditures	214,940	47,295	(22,973)
Total employee benefits	SFr 3,745,328	SFr 1,932,188	SFr 2,384,250